PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Changes in other provisions [abstract]
Beginning balance			€ 122
Allowance			13
Amounts used			(5)
Unused amounts reversed			(4)
Unwinding of discounts			1
Effects of changes in foreign exchange rates			1
Ending balance	€ 128		128
Current					€ 29	€ 23
Non-Current					99	99
Total Provisions	128		128		128	122
Adjustments for restructuring costs	11	€ 1	11	€ 1
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance			90
Allowance			0
Amounts used			0
Unused amounts reversed			0
Unwinding of discounts			1
Effects of changes in foreign exchange rates			1
Ending balance	92		92
Current					7
Non-Current					85
Total Provisions	92		92		92	90
Restructuring costs
Changes in other provisions [abstract]
Beginning balance			4
Allowance			11
Amounts used			(5)
Unused amounts reversed			0
Unwinding of discounts			0
Effects of changes in foreign exchange rates			0
Ending balance	10		10
Current					9
Non-Current					1
Total Provisions	10		10		10	4
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance			28
Allowance			2
Amounts used			0
Unused amounts reversed			(4)
Unwinding of discounts			0
Effects of changes in foreign exchange rates			0
Ending balance	26		26
Current					13
Non-Current					13
Total Provisions	€ 26		€ 26		€ 26	€ 28